UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
November 30, 2018
MFS®  Blended Research®
Emerging Markets Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.6%
Airlines – 1.7%
AirAsia Berhad	144,800	$ 106,580
Grupo Aeroportuario del Sureste, “B”	9,827	132,010
Malaysia Airports Holdings Berhad	64,900	118,959
		$ 357,549
Alcoholic Beverages – 1.3%
China Resources Beer Holdings Co. Ltd.	82,000	$ 277,735
Apparel Manufacturers – 0.8%
Feng Tay Enterprises Co. Ltd.	15,000	$ 95,450
Shenzhou International Group Holdings Ltd.	6,000	73,099
		$ 168,549
Automotive – 2.3%
Ford Otomotiv Sanayi A.S.	6,450	$ 66,863
Kia Motors Corp.	9,785	266,240
Mahindra & Mahindra Ltd.	13,194	149,726
		$ 482,829
Broadcasting – 0.2%
Grupo Televisa S.A., ADR	3,273	$ 44,676
Brokerage & Asset Managers – 0.3%
Bolsa Mexicana de Valores S.A. de C.V.	30,100	$ 52,233
Business Services – 2.3%
Cognizant Technology Solutions Corp., “A”	1,200	$ 85,476
Infosys Ltd.	40,984	392,493
		$ 477,969
Cable TV – 1.6%
Naspers Ltd.	1,674	$ 336,295
Computer Software - Systems – 1.1%
Hon Hai Precision Industry Co. Ltd.	59,240	$ 138,910
Mindtree Ltd.	6,857	86,250
		$ 225,160
Conglomerates – 0.8%
Barloworld Ltd.	9,134	$ 76,039
CITIC Pacific Ltd.	56,000	89,898
		$ 165,937
Construction – 2.3%
Anhui Conch Cement Co. Ltd.	27,000	$ 140,970
China National Building Material Co. Ltd., “H”	120,000	93,405
China Resources Cement Holdings Ltd.	184,000	179,673
Taiwan Cement Corp.	63,000	70,896
		$ 484,944
Consumer Products – 0.5%
Hindustan Unilever Ltd.	3,898	$ 98,100
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.8%
Estacio Participacoes S.A.	10,200	$ 65,283
Kroton Educacional S.A.	40,500	109,969
		$ 175,252
Electrical Equipment – 0.2%
China Conch Venture Holdings Ltd.	13,000	$ 40,293
Electronics – 11.6%
AU Optronics Corp.	129,000	$ 52,850
Innolux Display Corp.	247,000	82,641
MediaTek, Inc.	13,000	100,239
Nanya Technology Corp.	25,000	49,511
Samsung Electronics Co. Ltd.	27,076	1,016,534
Silicon Motion Technology Corp., ADR	3,979	142,727
Taiwan Semiconductor Manufacturing Co. Ltd.	118,000	863,886
Yageo Corp.	8,000	97,360
		$ 2,405,748
Energy - Independent – 1.6%
CNOOC Ltd.	191,000	$ 322,188
Energy - Integrated – 5.2%
China Petroleum & Chemical Corp.	428,000	$ 363,778
LUKOIL PJSC, ADR	5,805	426,668
Petrobras	18,700	136,031
PetroChina Co. Ltd.	216,000	150,564
		$ 1,077,041
Engineering - Construction – 0.7%
China Communications Construction Co. Ltd.	79,000	$ 76,967
GS Engineering & Construction Corp.	1,820	70,790
		$ 147,757
Food & Beverages – 1.2%
AVI Ltd.	22,676	$ 163,082
Fomento Economico Mexicano S.A.B. de C.V., ADR	934	81,025
		$ 244,107
Food & Drug Stores – 0.5%
President Chain Store Corp.	9,000	$ 93,247
Gaming & Lodging – 0.8%
Genting Berhad	114,200	$ 171,389
General Merchandise – 1.0%
Mr Price Group Ltd.	3,998	$ 69,527
S.A.C.I. Falabella	6,916	51,398
Shinsegae Co. Ltd.	326	84,630
		$ 205,555
Health Maintenance Organizations – 0.3%
Qualicorp S.A.	16,600	$ 59,497
Insurance – 5.2%
AIA Group Ltd.	20,600	$ 168,966
China Pacific Insurance Co. Ltd.	76,400	271,399
Fubon Financial Holding Co. Ltd.	112,000	177,446
PICC Property & Casualty Co. Ltd.	110,000	112,896
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Samsung Fire & Marine Insurance Co. Ltd.	1,122	$ 272,755
Shin Kong Financial Holding Co. Ltd.	220,569	74,832
		$ 1,078,294
Internet – 10.5%
Alibaba Group Holding Ltd., ADR (a)	4,468	$ 718,723
Autohome, Inc., ADR	466	38,370
Baidu, Inc., ADR (a)	425	80,019
NAVER Corp.	1,937	218,592
Tencent Holdings Ltd.	28,100	1,127,125
		$ 2,182,829
Machinery & Tools – 3.1%
Doosan Bobcat, Inc.	1,798	$ 52,847
Far Eastern New Century Corp.	120,000	111,458
Lonking Holdings Ltd.	300,000	78,474
PT United Tractors Tbk	90,200	173,431
Sinotruk Hong Kong Ltd.	67,500	111,762
Weichai Power Co. Ltd., “H”	103,000	110,947
		$ 638,919
Major Banks – 8.1%
ABSA Group Ltd.	21,018	$ 233,554
Bank of China Ltd.	381,000	166,915
China Construction Bank	694,000	593,457
FirstRand Ltd.	35,056	169,291
Industrial & Commercial Bank of China, “H”	556,000	396,231
Nedbank Group Ltd.	5,957	114,255
		$ 1,673,703
Medical & Health Technology & Services – 0.3%
Life healthcare Group Holdings Ltd.	30,933	$ 58,248
Metals & Mining – 3.2%
Alrosa PJSC	31,900	$ 47,436
Kumba Iron Ore Ltd.	3,730	66,632
POSCO	1,037	228,964
Tata Steel Ltd.	18,507	140,605
Vale S.A., ADR	9,263	126,903
Vedanta Ltd.	21,014	59,051
		$ 669,591
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	20,000	$ 80,974
Network & Telecom – 0.2%
VTech Holdings Ltd.	5,000	$ 47,418
Other Banks & Diversified Financials – 9.0%
Agricultural Bank of China Ltd., “H”	190,000	$ 86,188
Banco Macro S.A., ADR	783	34,757
China CITIC Bank Corp. Ltd., “H”	140,000	88,942
Credicorp Ltd.	1,207	264,683
Grupo Financiero Banorte S.A. de C.V.	42,659	195,231
Hana Financial Group, Inc.	3,966	133,484
HDFC Bank Ltd., ADR	1,664	168,763
Industrial Bank of Korea	7,343	97,253
Kasikornbank Co. Ltd.	44,400	261,236
REC Ltd.	43,859	62,867
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia, ADR	24,376	$ 288,978
Turkiye Garanti Bankasi A.S.	45,049	71,101
Union National Bank	86,443	108,255
		$ 1,861,738
Pharmaceuticals – 1.8%
China Traditional Chinese Medicine Holdings Co. Ltd.	96,000	$ 64,079
Genomma Lab Internacional S.A., “B” (a)	121,555	74,831
Hypermarcas S.A.	12,987	107,805
Luye Pharma Group Ltd.	91,030	73,077
SSY Group Ltd.	52,000	53,739
		$ 373,531
Precious Metals & Minerals – 0.2%
Harmony Gold, ADR (a)	30,064	$ 45,096
Real Estate – 2.4%
Agile Property Holdings Ltd.	54,000	$ 73,767
Atrium European Real Estate Ltd.	24,105	93,057
Cifi Holdings Group Co. Ltd.	88,000	44,340
Concentradora Fibra Danhos S.A. de C.V., REIT	39,263	46,335
Country Garden Holdings Co. Ltd.	83,000	102,619
Fibra Uno Administracion S.A. de C.V., REIT	139,322	141,008
		$ 501,126
Specialty Chemicals – 1.8%
Formosa Plastics Corp.	44,000	$ 142,681
PTT Global Chemical PLC	98,900	234,563
		$ 377,244
Specialty Stores – 0.7%
Fila Korea Ltd.	3,034	$ 137,825
Telecommunications - Wireless – 2.1%
Advanced Info Service PLC	47,800	$ 257,259
China Mobile Ltd.	5,000	49,844
Mobile TeleSystems PJSC, ADR	12,144	89,987
MTN Group Ltd.	5,138	32,395
		$ 429,485
Telephone Services – 1.5%
China Unicom (Hong Kong) Ltd.	100,000	$ 116,228
Hellenic Telecommunications Organization S.A.	10,614	125,448
KT Corp., ADR	4,593	67,609
		$ 309,285
Tobacco – 1.8%
ITC Ltd.	73,199	$ 300,169
PT Gudang Garam Tbk	11,900	68,226
		$ 368,395
Utilities - Electric Power – 2.2%
China Longyuan Power Group	306,000	$ 241,913
Engie Brasil Energia S.A.	10,300	114,560
NTPC Ltd.	49,817	100,284
		$ 456,757
Total Common Stocks		$19,404,508
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 4.5%
Electronics – 0.6%
Samsung Electronics Co. Ltd.	4,131	$ 125,010
Food & Drug Stores – 1.3%
Cia Brasileira de Distribuicao	13,000	$ 280,406
Major Banks – 0.9%
Banco Bradesco S.A. (a)	17,897	$ 177,998
Telephone Services – 1.3%
Telefonica Brasil S.A	23,000	$ 273,657
Utilities - Electric Power – 0.4%
Companhia Paranaense de Energia	10,200	$ 85,725
Total Preferred Stocks		$ 942,796
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	20,318	$ 20,318

Other Assets, Less Liabilities – 1.8%		367,375
Net Assets – 100.0%		$20,734,997
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $20,318 and $20,347,304, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,135,760	$4,554,836	$—	$6,690,596
South Korea	1,209,581	1,562,955	—	2,772,536
Taiwan	1,504,091	790,044	—	2,294,135
India	1,558,308	—	—	1,558,308
Brazil	1,537,834	—	—	1,537,834
South Africa	724,542	639,873	—	1,364,415
Russia	805,632	47,436	—	853,068
Mexico	767,348	—	—	767,348
Thailand	753,058	—	—	753,058
Other Countries	1,515,940	240,066	—	1,756,006
Mutual Funds	20,318	—	—	20,318
Total	$12,532,412	$7,835,210	$—	$20,367,622
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,182	2,046,908	(2,250,772)	20,318
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$37	$(13)	$—	$796	$20,318

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
China	32.4%
South Korea	13.4%
Taiwan	11.1%
India	7.6%
Brazil	7.5%
South Africa	6.6%
Russia	4.1%
Mexico	3.7%
Thailand	3.6%
Other Countries	10.0%
7

Quarterly Report
November 30, 2018
MFS®  Blended Research®
Global Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace – 1.8%
Boeing Co.	291	$ 100,907
Airlines – 1.8%
Aena S.A.	313	$ 49,782
Air Canada (a)	2,311	50,441
		$ 100,223
Apparel Manufacturers – 1.6%
Burberry Group PLC	590	$ 13,356
LVMH Moet Hennessy Louis Vuitton SE	264	75,974
		$ 89,330
Automotive – 2.7%
Magna International, Inc.	1,350	$ 67,325
Toyota Motor Corp.	1,300	78,243
		$ 145,568
Biotechnology – 1.4%
Biogen, Inc. (a)	229	$ 76,422
Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	2,144	$ 60,439
IG Group Holdings PLC	2,545	19,182
		$ 79,621
Business Services – 1.9%
Cognizant Technology Solutions Corp., “A”	230	$ 16,383
DXC Technology Co.	1,037	65,373
First Data Corp. (a)	1,090	20,797
		$ 102,553
Cable TV – 1.5%
Comcast Corp., “A”	2,134	$ 83,247
Chemicals – 1.2%
CF Industries Holdings, Inc.	1,524	$ 64,298
Computer Software – 5.3%
Adobe, Inc. (a)	373	$ 93,582
Check Point Software Technologies Ltd. (a)	437	48,861
Microsoft Corp.	1,118	123,975
Salesforce.com, Inc. (a)	150	21,414
		$ 287,832
Computer Software - Systems – 2.3%
Apple, Inc.	241	$ 43,038
Hitachi Ltd.	2,200	63,724
Hon Hai Precision Industry Co. Ltd., GDR	3,813	17,976
		$ 124,738
Consumer Products – 1.5%
Kimberly-Clark Corp.	530	$ 61,146
L'Oréal	80	18,911
		$ 80,057
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	34	$ 64,324
Electrical Equipment – 1.1%
Schneider Electric S.A.	861	$ 62,656
Electronics – 3.3%
Samsung Electronics Co. Ltd.	1,950	$ 73,210
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,511	94,389
Texas Instruments, Inc.	140	13,979
		$ 181,578
Energy - Independent – 2.7%
CNOOC Ltd.	21,000	$ 35,424
Marathon Petroleum Corp.	941	61,316
Phillips 66	516	48,256
		$ 144,996
Energy - Integrated – 2.9%
BP PLC	10,202	$ 67,599
China Petroleum & Chemical Corp.	18,000	15,299
Galp Energia SGPS S.A., “B”	2,867	47,112
LUKOIL PJSC, ADR	420	30,870
		$ 160,880
Engineering - Construction – 0.8%
GS Engineering & Construction Corp.	700	$ 27,227
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,570	13,921
		$ 41,148
Food & Beverages – 2.4%
Bakkafrost P/f	610	$ 31,270
Marine Harvest	2,280	53,347
Tyson Foods, Inc., “A”	768	45,274
		$ 129,891
Food & Drug Stores – 0.3%
Wesfarmers Ltd.	788	$ 18,218
Health Maintenance Organizations – 0.8%
Cigna Corp.	101	$ 22,561
Humana Inc.	69	22,734
		$ 45,295
Insurance – 3.4%
MetLife, Inc.	1,583	$ 70,649
Prudential Financial, Inc.	452	42,380
Zurich Insurance Group AG	238	74,684
		$ 187,713
Internet – 4.0%
Alphabet, Inc., “A” (a)	111	$ 123,171
Alphabet, Inc., “C” (a)	24	26,267
Facebook, Inc., “A” (a)	471	66,227
		$ 215,665
Leisure & Toys – 0.6%
Brunswick Corp.	590	$ 31,294
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.2%
Allison Transmission Holdings, Inc.	580	$ 27,324
Eaton Corp. PLC	933	71,785
Ingersoll-Rand Co. Ltd., “A”	210	21,739
Regal Beloit Corp.	700	54,726
		$ 175,574
Major Banks – 7.6%
Banco Bradesco S.A., ADR	3,803	$ 37,878
Bank of America Corp.	3,360	95,424
Bank of China Ltd.	54,000	23,657
BNP Paribas	1,103	55,552
China Construction Bank	35,000	29,929
Sumitomo Mitsui Financial Group, Inc.	1,700	62,421
Toronto-Dominion Bank	1,313	72,694
UBS AG	2,739	37,165
		$ 414,720
Medical & Health Technology & Services – 4.9%
Express Scripts Holding Co. (a)	696	$ 70,623
HCA Healthcare, Inc.	595	85,674
McKesson Corp.	431	53,660
Walgreens Boots Alliance, Inc.	660	55,882
		$ 265,839
Metals & Mining – 1.5%
POSCO	281	$ 62,043
Rio Tinto Ltd.	489	22,177
		$ 84,220
Natural Gas - Distribution – 0.4%
ENGIE	1,724	$ 24,317
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	1,710	$ 44,887
Network & Telecom – 1.5%
Cisco Systems, Inc.	1,753	$ 83,916
Other Banks & Diversified Financials – 2.8%
DBS Group Holdings Ltd.	1,700	$ 30,367
Discover Financial Services	1,012	72,155
ORIX Corp.	3,200	51,856
		$ 154,378
Pharmaceuticals – 5.9%
Bayer AG	851	$ 62,217
Bristol-Myers Squibb Co.	1,524	81,473
Pfizer, Inc.	1,434	66,294
Roche Holding AG	260	67,430
Shionogi & Co. Ltd.	700	46,299
		$ 323,713
Printing & Publishing – 0.7%
Transcontinental, Inc., “A”	2,428	$ 36,640
Railroad & Shipping – 0.3%
Sankyu, Inc.	300	$ 14,060
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.0%
CK Asset Holdings Ltd.	7,000	$ 50,565
Medical Properties Trust, Inc., REIT	1,381	23,850
Store Capital Corp., REIT	2,403	71,994
Unibail-Rodamco-Westfield, REIT (a)	100	17,190
		$ 163,599
Restaurants – 3.6%
Aramark	1,037	$ 39,468
Greggs PLC	2,774	49,355
Starbucks Corp.	730	48,706
U.S. Foods Holding Corp. (a)	1,708	56,671
		$ 194,200
Specialty Chemicals – 1.2%
Methanex Corp.	1,149	$ 63,701
Specialty Stores – 2.3%
Amazon.com, Inc. (a)	20	$ 33,804
Best Buy Co., Inc.	646	41,725
Urban Outfitters, Inc. (a)	1,370	52,183
		$ 127,712
Telecommunications - Wireless – 2.0%
KDDI Corp.	2,200	$ 51,630
SK Telecom Co. Ltd.	97	25,005
Vodafone Group PLC	14,184	30,534
		$ 107,169
Telephone Services – 0.5%
KT Corp., ADR	1,984	$ 29,204
Tobacco – 2.8%
Japan Tobacco, Inc.	2,800	$ 69,645
Philip Morris International, Inc.	951	82,290
		$ 151,935
Utilities - Electric Power – 2.9%
CLP Holdings Ltd.	3,500	$ 38,583
Exelon Corp.	1,725	80,023
SSE PLC	2,749	38,374
		$ 156,980
Total Common Stocks		$5,235,218
Preferred Stocks – 1.9%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	460	$ 13,920
Major Banks – 1.3%
Itau Unibanco Holding S.A.	7,575	$ 70,559
Telephone Services – 0.3%
Telecom Italia S.p.A.	30,782	$ 17,379
Total Preferred Stocks		$ 101,858
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	122,579	$ 122,580

Other Assets, Less Liabilities – 0.0%		2,224
Net Assets – 100.0%		$5,461,880
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $122,580 and $5,337,076, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,885,728	$—	$—	$2,885,728
Japan	297,214	140,664	—	437,878
Canada	290,800	—	—	290,800
France	79,846	174,755	—	254,601
United Kingdom	191,223	49,355	—	240,578
South Korea	118,475	112,135	—	230,610
Switzerland	142,114	37,164	—	179,278
Taiwan	94,388	17,976	—	112,364
Brazil	108,437	—	—	108,437
Other Countries	341,481	255,321	—	596,802
Mutual Funds	122,580	—	—	122,580
Total	$4,672,286	$787,370	$—	$5,459,656
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	122,953	264,567	(264,941)	122,579
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$5	$(4)	$—	$517	$122,580

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
United States	55.1%
Japan	8.0%
Canada	5.3%
France	4.7%
United Kingdom	4.4%
South Korea	4.2%
Switzerland	3.3%
Taiwan	2.1%
Brazil	2.0%
Other Countries	10.9%
7

Quarterly Report
November 30, 2018
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Airlines – 2.1%
Aena S.A.	18,295	$ 2,909,787
Air Canada (a)	129,000	2,815,640
		$ 5,725,427
Alcoholic Beverages – 0.5%
China Resources Beer Holdings Co. Ltd.	428,000	$ 1,449,642
Apparel Manufacturers – 3.1%
Burberry Group PLC	136,805	$ 3,096,863
Compagnie Financiere Richemont S.A.	17,348	1,129,339
LVMH Moet Hennessy Louis Vuitton SE (l)	15,087	4,341,764
		$ 8,567,966
Automotive – 4.4%
Magna International, Inc.	75,191	$ 3,749,775
PSA Peugeot Citroen S.A.	115,417	2,534,874
Toyota Motor Corp.	100,500	6,048,791
		$ 12,333,440
Biotechnology – 0.2%
Swedish Orphan Biovitrum AB (a)	23,310	$ 503,397
Broadcasting – 0.3%
ProSiebenSat.1 Media AG	38,046	$ 772,494
Brokerage & Asset Managers – 1.8%
3i Group PLC	91,713	$ 977,744
ASX Ltd.	35,180	1,556,155
IG Group Holdings PLC	328,369	2,474,980
		$ 5,008,879
Business Services – 2.8%
Ashtead Group PLC	48,376	$ 1,084,303
Auto Trader Group PLC	340,260	1,905,304
Infosys Ltd.	293,090	2,806,843
Marubeni Corp.	262,500	1,959,818
		$ 7,756,268
Chemicals – 0.9%
Mitsubishi Chemical Holdings Corp.	313,600	$ 2,565,379
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	16,637	$ 1,860,183
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	46,413	$ 3,334,109
Hitachi Ltd.	130,800	3,788,666
NICE Systems Ltd., ADR (a)	10,910	1,267,087
SK Holdings Co. Ltd.	7,154	1,802,148
		$ 10,192,010
Conglomerates – 0.3%
First Pacific Co. Ltd.	2,390,000	$ 922,520
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.5%
Anhui Conch Cement Co. Ltd.	251,500	$ 1,313,110
Consumer Products – 1.6%
KOSE Corp.	16,900	$ 2,520,522
Reckitt Benckiser Group PLC	10,000	831,980
Shiseido Co. Ltd.	18,800	1,196,416
		$ 4,548,918
Consumer Services – 1.0%
Kroton Educacional S.A.	286,200	$ 777,114
Moneysupermarket.com Group PLC	540,672	2,107,503
		$ 2,884,617
Electrical Equipment – 2.8%
Legrand S.A.	62,719	$ 3,841,327
Schneider Electric S.A.	53,758	3,912,045
		$ 7,753,372
Electronics – 3.1%
Samsung Electronics Co. Ltd.	108,249	$ 4,064,072
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	121,542	4,568,764
		$ 8,632,836
Energy - Independent – 1.3%
CNOOC Ltd.	2,199,000	$ 3,709,378
Energy - Integrated – 6.3%
BP PLC	846,469	$ 5,608,791
China Petroleum & Chemical Corp.	4,732,000	4,021,958
Eni S.p.A.	193,895	3,127,119
Galp Energia SGPS S.A., “B”	196,361	3,226,689
LUKOIL PJSC, ADR	22,819	1,670,351
		$ 17,654,908
Engineering - Construction – 1.0%
Bouygues S.A.	48,492	$ 1,864,330
Hochtief AG	7,210	1,023,025
		$ 2,887,355
Food & Beverages – 1.9%
Bakkafrost P/f	68,122	$ 3,492,156
Nestle S.A.	12,179	1,039,964
Orion Corp.	8,165	812,166
		$ 5,344,286
Food & Drug Stores – 1.9%
Coles Group Ltd. (a)	21,110	$ 180,677
Seven & I Holdings Co. Ltd.	76,900	3,356,024
Tesco PLC	512,474	1,292,512
Wesfarmers Ltd.	21,110	488,036
		$ 5,317,249
Gaming & Lodging – 1.1%
Crown Resorts Ltd.	140,020	$ 1,201,156
Genting Berhad	1,171,800	1,758,610
		$ 2,959,766
Health Maintenance Organizations – 0.2%
Qualicorp S.A.	177,600	$ 636,549
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.9%
Aegon N.V.	154,412	$ 859,540
Legal & General Group PLC	574,819	1,793,803
Manulife Financial Corp.	191,331	3,163,769
Samsung Fire & Marine Insurance Co. Ltd.	11,776	2,862,715
Sompo Holdings, Inc.	41,500	1,603,480
Tokio Marine Holding, Inc.	32,400	1,599,806
Zurich Insurance Group AG	14,715	4,617,539
		$ 16,500,652
Internet – 0.7%
Tencent Holdings Ltd.	44,400	$ 1,780,936
Machinery & Tools – 1.6%
Atlas Copco AB, “A”	45,810	$ 1,129,035
Doosan Bobcat, Inc.	20,000	587,848
Ebara Corp.	81,200	2,105,914
Far Eastern New Century Corp.	762,000	707,760
		$ 4,530,557
Major Banks – 9.8%
Banco do Brasil S.A.	225,200	$ 2,599,089
Bank of China Ltd.	2,160,000	946,289
BNP Paribas	68,210	3,435,366
China Construction Bank	4,210,000	3,600,079
First Abu Dhabi Bank PJSC	286,590	1,061,112
Industrial & Commercial Bank of China, “H”	5,280,000	3,762,766
National Australia Bank Ltd.	225,706	4,072,012
Nedbank Group Ltd.	90,841	1,742,325
Sumitomo Mitsui Financial Group, Inc.	96,000	3,524,944
Toronto-Dominion Bank	25,557	1,413,302
Westpac Banking Corp.	64,129	1,220,528
		$ 27,377,812
Medical & Health Technology & Services – 1.0%
Sinopharm Group Co. Ltd., “H”	113,600	$ 562,334
Sonic Healthcare Ltd.	135,074	2,258,817
		$ 2,821,151
Metals & Mining – 2.7%
ArcelorMittal S.A.	36,488	$ 826,781
BHP Billiton Ltd.	81,773	1,817,132
JFE Holdings, Inc.	33,800	595,963
POSCO	8,146	1,798,595
Teck Resources Ltd., “B”	114,291	2,320,107
		$ 7,358,578
Natural Gas - Distribution – 0.8%
ENGIE	152,190	$ 2,146,675
Network & Telecom – 1.0%
LM Ericsson Telephone Co., “B”	325,936	$ 2,724,766
Other Banks & Diversified Financials – 4.5%
DBS Group Holdings Ltd.	40,800	$ 728,811
Hana Financial Group, Inc.	53,380	1,796,616
Intesa Sanpaolo S.p.A.	1,429,159	3,313,564
ORIX Corp.	251,900	4,082,016
REC Ltd.	325,139	466,050
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Sberbank of Russia, ADR	187,585	$ 2,223,820
		$ 12,610,877
Pharmaceuticals – 7.0%
Astellas Pharma, Inc.	122,100	$ 1,876,435
Bayer AG	56,993	4,166,817
Novartis AG	72,507	6,618,916
Roche Holding AG	26,620	6,903,801
		$ 19,565,969
Printing & Publishing – 1.4%
Pearson PLC	123,178	$ 1,512,149
Transcontinental, Inc., “A”	162,583	2,453,460
		$ 3,965,609
Railroad & Shipping – 0.6%
East Japan Railway Co.	17,600	$ 1,600,071
Real Estate – 3.0%
CK Asset Holdings Ltd.	172,500	$ 1,246,073
Fortune REIT	761,000	872,465
Link REIT	75,500	718,910
TAG Immobilien AG	129,204	3,092,188
Unibail-Rodamco-Westfield, REIT	11,376	1,955,513
Wheelock & Co. Ltd.	86,000	495,035
		$ 8,380,184
Specialty Chemicals – 2.7%
Covestro AG	24,482	$ 1,408,336
Kumho Petrochemical Co. Ltd.	9,918	818,222
Methanex Corp.	56,437	3,128,867
PTT Global Chemical PLC	900,400	2,135,498
		$ 7,490,923
Specialty Stores – 0.6%
K's Holdings Corp.	165,600	$ 1,746,229
Telecommunications - Wireless – 3.5%
KDDI Corp.	176,300	$ 4,137,455
Millicom International Cellular S.A.	12,779	754,404
TIM Participacoes S.A., ADR	79,776	1,222,168
Vodafone Group PLC	1,707,040	3,674,777
		$ 9,788,804
Telephone Services – 1.0%
China Unicom (Hong Kong) Ltd.	1,104,000	$ 1,283,156
PT XL Axiata Tbk (a)	4,802,000	684,921
Telekomunikacja Polska S.A. (a)	555,005	699,795
		$ 2,667,872
Tobacco – 3.3%
British American Tobacco PLC	96,524	$ 3,367,136
Imperial Tobacco Group PLC	58,018	1,784,982
Japan Tobacco, Inc.	160,500	3,992,175
		$ 9,144,293
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.9%
CLP Holdings Ltd.	195,500	$ 2,155,148
Enel S.p.A.	173,243	939,455
SSE PLC	151,078	2,108,960
		$ 5,203,563
Total Common Stocks		$268,705,470
Preferred Stocks – 1.4%
Electronics – 0.5%
Samsung Electronics Co. Ltd.	47,309	$ 1,431,635
Food & Drug Stores – 0.5%
Cia Brasileira de Distribuicao	69,400	$ 1,496,937
Major Banks – 0.4%
Itau Unibanco Holding S.A.	108,060	$ 1,006,548
Total Preferred Stocks		$ 3,935,120
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.31% (v)	4,000,308	$ 4,000,308

Other Assets, Less Liabilities – 0.7%		1,947,591
Net Assets – 100.0%		$278,588,489
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,000,308 and $272,640,590, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$35,370,343	$12,929,758	$—	$48,300,101
United Kingdom	23,462,130	10,159,658	—	33,621,788
France	14,934,869	9,923,805	—	24,858,674
China	6,784,711	15,644,940	—	22,429,651
Switzerland	11,521,340	8,788,220	—	20,309,560
Canada	19,044,921	—	—	19,044,921
South Korea	5,473,476	10,500,541	—	15,974,017
Australia	180,677	12,613,836	—	12,794,513
Germany	8,031,499	2,431,361	—	10,462,860
Other Countries	50,814,728	14,029,777	—	64,844,505
Mutual Funds	4,000,308	—	—	4,000,308
Total	$179,619,002	$97,021,896	$—	$276,640,898
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $3,791,910. These loans were collateralized by U.S. Treasury Obligations of $4,123,184.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,000,462	14,970,893	(11,971,047)	4,000,308
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(11)	$273	$—	$17,472	$4,000,308

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
Japan	17.4%
United Kingdom	12.1%
France	8.9%
China	8.1%
Switzerland	7.3%
Canada	6.9%
South Korea	5.8%
Australia	4.6%
Germany	3.8%
Other Countries	25.1%
7

Quarterly Report
November 30, 2018
MFS®  Global New
Discovery Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 5.1%
CACI International, Inc., “A” (a)	2,413	$ 397,928
Curtiss-Wright Corp.	1,945	214,728
FLIR Systems, Inc.	8,694	398,707
Harris Corp.	2,849	407,264
LISI Group	13,819	423,966
MTU Aero Engines Holding AG	1,665	346,076
Singapore Technologies Engineering Ltd.	118,300	307,006
		$ 2,495,675
Apparel Manufacturers – 1.2%
Burberry Group PLC	5,701	$ 129,054
Coats Group PLC	256,119	265,330
Hanesbrands, Inc.	11,136	177,174
		$ 571,558
Automotive – 5.8%
Copart, Inc. (a)	6,415	$ 328,320
Hella KGaA Hueck & Co.	5,322	220,396
KAR Auction Services, Inc.	7,074	404,208
Koito Manufacturing Co. Ltd.	7,800	418,464
LKQ Corp. (a)	11,753	327,204
Stanley Electric Co. Ltd.	11,300	329,001
Thai Stanley Electric PLC	13,800	99,028
USS Co. Ltd.	15,300	271,455
WABCO Holdings, Inc. (a)	3,454	419,488
		$ 2,817,564
Brokerage & Asset Managers – 2.1%
Brewin Dolphin Holdings PLC	41,853	$ 173,815
Invesco Ltd.	9,377	190,822
NASDAQ, Inc.	5,397	492,854
Rathbone Brothers PLC	5,587	172,570
		$ 1,030,061
Business Services – 9.4%
Ahlsell AB	27,040	$ 130,876
Asiakastieto Group Oyj	10,078	296,642
Auto Trader Group PLC	46,191	258,649
Bunzl PLC	16,806	518,567
Cerved Information Solutions S.p.A.	25,187	193,557
CoStar Group, Inc. (a)	367	135,566
Diploma PLC	7,977	129,153
Endava PLC, ADR (a)	11,284	278,715
EVO Payments, Inc., “A” (a)	9,852	258,024
Fiserv, Inc. (a)	4,344	343,741
FleetCor Technologies, Inc. (a)	1,794	346,960
Global Payments, Inc.	4,499	503,033
Plastic Omnium SA	4,273	113,597
Total System Services, Inc.	4,849	423,657
WNS (Holdings) Ltd., ADR (a)	6,169	301,294
Worldpay, Inc. (a)	3,603	309,173
		$ 4,541,204
Chemicals – 0.4%
FMC Corp.	2,388	$ 197,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 4.7%
8x8, Inc. (a)	9,312	$ 183,540
Cadence Design Systems, Inc. (a)	7,866	354,285
Eventbrite, Inc. (a)	6,856	203,692
OBIC Business Consultants Co. Ltd.	2,600	228,729
OBIC Co. Ltd.	8,200	708,646
RingCentral, Inc. (a)	2,747	227,726
Zendesk, Inc. (a)	6,244	371,081
		$ 2,277,699
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	6,122	$ 439,778
Box, Inc. (a)	12,468	234,274
Linx S.A.	42,000	304,112
NICE Systems Ltd., ADR (a)	3,411	396,154
SS&C Technologies Holdings, Inc.	8,403	404,604
		$ 1,778,922
Conglomerates – 0.3%
DCC PLC	1,738	$ 131,291
Construction – 1.9%
GMS, Inc. (a)	12,464	$ 234,199
Somfy SA	1,635	124,016
Summit Materials, Inc., “A” (a)	24,483	355,003
Techtronic Industries Co. Ltd.	40,000	216,376
		$ 929,594
Consumer Products – 0.8%
Dabur India Ltd.	28,304	$ 166,141
Mitsubishi Pencil Co. Ltd.	10,700	205,205
		$ 371,346
Consumer Services – 2.9%
Asante, Inc.	17,300	$ 348,495
Bright Horizons Family Solutions, Inc. (a)	4,590	558,511
Heian Ceremony Service Co.	27,300	214,042
MakeMyTrip Ltd. (a)	7,393	184,751
On the Beach Group PLC	18,418	98,101
		$ 1,403,900
Containers – 3.2%
Berry Global Group, Inc. (a)	11,604	$ 583,913
Fuji Seal International, Inc.	15,200	547,663
Gerresheimer AG	2,922	208,073
Mayr-Melnhof Karton AG	1,583	204,660
		$ 1,544,309
Electrical Equipment – 5.5%
AMETEK, Inc.	4,290	$ 315,015
HD Supply Holdings, Inc. (a)	11,848	472,735
Hubbell, Inc.	1,787	196,856
IMI PLC	16,572	206,321
Littlefuse, Inc.	2,287	437,617
Sensata Technologies Holding PLC (a)	8,894	411,436
TE Connectivity Ltd.	5,210	400,805
Voltronic Power Technology Corp.	13,000	217,782
		$ 2,658,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 2.4%
Amano Corp.	8,000	$ 172,523
Analog Devices, Inc.	2,580	237,154
Inphi Corp. (a)	6,190	246,919
IPG Photonics Corp. (a)	1,797	255,444
Kardex AG	1,444	171,944
Strix Group PLC	50,466	89,780
		$ 1,173,764
Entertainment – 0.3%
Live Nation, Inc. (a)	2,762	$ 153,788
Food & Beverages – 2.2%
Bakkafrost P/f	7,120	$ 364,994
Cranswick PLC	6,786	245,058
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,700	122,265
S Foods, Inc.	7,800	337,767
		$ 1,070,084
Forest & Paper Products – 0.8%
Suzano Papel e Celulose	36,900	$ 390,184
Furniture & Appliances – 0.5%
SEB S.A.	1,573	$ 226,487
Gaming & Lodging – 1.3%
Dalata Hotel Group PLC	51,633	$ 271,810
Paddy Power Betfair PLC	2,743	244,383
Shangri-La Asia Ltd.	80,000	113,497
		$ 629,690
General Merchandise – 0.9%
B&M European Value Retail S.A.	34,471	$ 153,429
Dollarama, Inc.	10,686	282,461
		$ 435,890
Insurance – 0.8%
Sony Financial Holdings, Inc.	12,400	$ 259,983
St. James’s Place PLC	10,472	134,174
		$ 394,157
Internet – 2.8%
LogMeIn, Inc.	6,735	$ 621,169
MINDBODY, Inc., “A” (a)	10,120	280,931
Rightmove PLC	82,330	459,082
		$ 1,361,182
Leisure & Toys – 0.3%
Thule Group AB	7,555	$ 141,247
Machinery & Tools – 3.3%
Daikin Industries Ltd.	2,200	$ 244,391
Nabtesco Corp.	5,500	152,138
Nissei ASB Machine Co. Ltd.	9,700	349,545
Ritchie Bros. Auctioneers, Inc.	8,965	311,803
Shima Seiki MFG Ltd.	6,200	191,983
Spirax Sarco Engineering PLC	2,751	216,083
VAT Group AG	1,394	145,602
		$ 1,611,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.4%
Charles River Laboratories International, Inc. (a)	2,615	$ 352,633
ICON PLC (a)	4,024	582,353
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	386,968	215,972
Syneos Health, Inc. (a)	9,613	497,184
		$ 1,648,142
Medical Equipment – 5.8%
Fukuda Denshi Co. Ltd.	6,400	$ 378,311
Masimo Corp. (a)	2,534	279,804
Nakanishi, Inc.	5,000	94,437
PerkinElmer, Inc.	4,833	420,761
QIAGEN N.V. (a)	8,950	317,188
Quidel Corp. (a)	7,240	440,337
Sonova Holding AG	589	95,528
Steris PLC	4,706	560,391
Techno Medica Co. Ltd.	10,500	202,665
		$ 2,789,422
Natural Gas - Pipeline – 0.2%
EQM Midstream Partners LP	2,215	$ 105,567
Network & Telecom – 0.5%
Interxion Holding N.V. (a)	4,211	$ 262,219
Oil Services – 0.5%
Aker Solutions ASA (a)	34,057	$ 172,228
Liberty Oilfield Services, Inc. (l)	4,716	81,681
		$ 253,909
Other Banks & Diversified Financials – 3.5%
AEON Thana Sinsap Public Co. Ltd.	64,900	$ 372,971
Bank OZK	8,788	238,155
First Republic Bank	2,232	221,303
Shriram City Union Finance Ltd.	8,219	185,271
Wintrust Financial Corp.	4,925	380,949
Zions Bancorp NA	6,008	292,349
		$ 1,690,998
Pharmaceuticals – 0.2%
Elanco Animal Health, Inc. (a)	3,359	$ 112,224
Railroad & Shipping – 1.3%
DFDS A/S	5,760	$ 216,335
DP World Ltd.	11,293	184,753
GMexico Transportes S.A.B. de C.V	122,300	147,454
StealthGas, Inc. (a)	23,034	80,619
		$ 629,161
Real Estate – 7.4%
Atrium European Real Estate Ltd.	46,935	$ 181,191
Big Yellow Group PLC, REIT	19,920	221,721
Concentradora Fibra Danhos S.A. de C.V., REIT	113,062	133,427
Fibra Uno Administracion S.A. de C.V., REIT	103,185	104,433
Hibernia PLC, REIT	77,343	119,082
Industrial Logistics Properties Trust, REIT	11,286	237,796
LEG Immobilien AG	2,031	233,494
Medical Properties Trust, Inc., REIT	16,009	276,475
Mid-America Apartment Communities, Inc., REIT	2,077	215,094
Multiplan Empreendimentos Imobiliarios S.A.	32,178	193,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
National Storage, REIT	213,231	$ 270,401
Prologis Property Mexico S.A. de C.V., REIT	132,199	215,376
STAG Industrial, Inc., REIT	15,086	404,154
Store Capital Corp., REIT	15,457	463,092
Unite Group PLC, REIT	28,839	306,479
		$ 3,575,350
Restaurants – 1.1%
Performance Food Group Co. (a)	15,352	$ 529,030
Special Products & Services – 0.5%
Boyd Group Income Fund, IEU	2,607	$ 225,411
Specialty Chemicals – 6.7%
Axalta Coating Systems Ltd. (a)	17,333	$ 433,845
Borregaard ASA	30,312	279,583
Croda International PLC	7,046	439,598
Ferro Corp. (a)	21,040	406,072
IMCD Group NV	2,525	167,877
RPM International, Inc.	4,733	312,141
Symrise AG	6,519	526,206
Taisei Lamick Co. Ltd.	12,300	334,819
Univar, Inc. (a)	15,455	334,755
		$ 3,234,896
Specialty Stores – 3.2%
Dufry AG	3,068	$ 325,824
Just Eat PLC (a)	49,525	367,663
Rocket Internet AG (a)	3,062	78,274
Takeaway.Com Holding B.V. (a)	4,684	248,434
Tractor Supply Co.	4,484	426,563
XXL ASA	10,926	55,375
Zalando SE (a)	2,312	71,717
		$ 1,573,850
Trucking – 1.9%
SG Holdings Co. Ltd.	18,900	$ 464,317
Yamato Holdings Co. Ltd.	17,700	467,546
		$ 931,863
Total Common Stocks		$47,899,333
Preferred Stocks – 0.2%
Specialty Chemicals – 0.2%
Fuchs Petrolub SE	2,040	$ 84,375
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.31% (v)	312,982	$ 312,982

Other Assets, Less Liabilities – 0.3%		161,984
Net Assets – 100.0%		$48,458,674
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $312,982 and $47,983,708, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$22,621,840	$—	$—	$22,621,840
Japan	5,193,274	1,728,853	—	6,922,127
United Kingdom	2,831,376	2,163,257	—	4,994,633
Germany	2,001,423	84,375	—	2,085,798
Brazil	1,009,695	—	—	1,009,695
France	547,982	340,085	—	888,067
Norway	364,994	507,186	—	872,180
Netherlands	691,844	167,877	—	859,721
India	837,457	—	—	837,457
Other Countries	4,475,141	2,417,049	—	6,892,190
Mutual Funds	312,982	—	—	312,982
Total	$40,888,008	$7,408,682	$—	$48,296,690
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $51,562. These loans were collateralized by U.S. Treasury Obligations of $56,301.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	980,690	2,045,643	(2,713,351)	312,982
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$96	$(119)	$—	$4,264	$312,982

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2018, are as follows:
United States	47.6%
Japan	14.3%
United Kingdom	10.3%
Germany	4.3%
Brazil	2.1%
France	1.8%
Norway	1.8%
Netherlands	1.8%
India	1.7%
Other Countries	14.3%

Quarterly Report
November 30, 2018
MFS®  Mid Cap Growth Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 3.3%
Curtiss-Wright Corp.	50,162	$ 5,537,885
FLIR Systems, Inc.	812,891	37,279,181
Harris Corp.	376,852	53,870,993
TransDigm Group, Inc. (a)	65,652	23,744,359
		$ 120,432,418
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	90,045	$ 17,627,209
Automotive – 2.2%
Copart, Inc. (a)	1,199,810	$ 61,406,276
WABCO Holdings, Inc. (a)	173,641	21,088,699
		$ 82,494,975
Biotechnology – 2.2%
Biomarin Pharmaceutical, Inc. (a)	357,347	$ 34,316,033
Bio-Techne Corp.	285,641	46,108,170
		$ 80,424,203
Broadcasting – 0.7%
Netflix, Inc. (a)	88,069	$ 25,199,183
Brokerage & Asset Managers – 3.5%
Apollo Global Management LLC, “A”	839,551	$ 23,666,943
E*TRADE Financial Corp.	665,373	34,792,354
NASDAQ, Inc.	774,152	70,695,560
		$ 129,154,857
Business Services – 15.5%
CoStar Group, Inc. (a)	92,846	$ 34,296,384
Fidelity National Information Services, Inc.	365,930	39,502,143
Fiserv, Inc. (a)	874,697	69,214,774
FleetCor Technologies, Inc. (a)	181,991	35,197,059
Global Payments, Inc.	687,610	76,881,674
MSCI, Inc.	308,229	48,419,694
Total System Services, Inc.	571,669	49,946,721
TransUnion	890,632	57,508,108
Tyler Technologies, Inc. (a)	157,884	30,433,720
Verisk Analytics, Inc., “A” (a)	636,420	78,483,314
Worldpay, Inc. (a)	610,846	52,416,695
		$ 572,300,286
Chemicals – 0.9%
Ingevity Corp. (a)	345,315	$ 33,844,323
Computer Software – 5.7%
Autodesk, Inc. (a)	442,167	$ 63,893,132
Cadence Design Systems, Inc. (a)	1,355,624	61,057,305
Elastic N.V. (a)	23,003	1,643,564
Eventbrite, Inc. (a)	1,195	35,503
PTC, Inc. (a)	644,414	55,735,367
Ubisoft Entertainment S.A. (a)	164,525	13,473,795
Ultimate Software Group, Inc. (a)	53,597	14,145,320
		$ 209,983,986
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.6%
Constellation Software, Inc.	19,861	$ 13,621,897
Guidewire Software, Inc. (a)	347,033	32,260,188
NICE Systems Ltd., ADR (a)	347,375	40,344,133
Pluralsight, Inc., “A” (a)	155,501	3,746,019
ServiceNow, Inc. (a)	255,001	47,244,035
Square, Inc., “A” (a)	359,385	25,099,448
SS&C Technologies Holdings, Inc.	936,219	45,078,945
		$ 207,394,665
Construction – 3.8%
Armstrong World Industries, Inc.	110,639	$ 7,411,706
Lennox International, Inc.	194,367	43,909,449
Pool Corp.	194,874	31,668,974
Siteone Landscape Supply, Inc. (a)	246,803	15,212,937
Vulcan Materials Co.	394,293	41,680,713
		$ 139,883,779
Consumer Products – 0.3%
Scotts Miracle-Gro Co.	135,096	$ 10,264,594
Consumer Services – 3.5%
Bright Horizons Family Solutions, Inc. (a)	1,070,281	$ 130,231,792
Containers – 0.5%
CCL Industries, Inc.	469,804	$ 19,486,621
Electrical Equipment – 5.6%
AMETEK, Inc.	1,048,813	$ 77,014,339
Amphenol Corp., “A”	601,041	52,855,546
Littlefuse, Inc.	166,055	31,774,624
Mettler-Toledo International, Inc. (a)	72,117	45,914,009
		$ 207,558,518
Electronics – 2.3%
Monolithic Power Systems, Inc.	432,631	$ 57,137,576
Silicon Laboratories, Inc. (a)	310,016	27,396,114
		$ 84,533,690
Energy - Independent – 1.1%
Concho Resources, Inc. (a)	86,309	$ 11,249,515
Diamondback Energy, Inc.	167,474	18,485,776
Parsley Energy, Inc., “A” (a)	477,896	9,620,047
		$ 39,355,338
Entertainment – 0.9%
Six Flags Entertainment Corp.	520,238	$ 31,921,804
Food & Beverages – 0.8%
Chr. Hansen Holding A.S.	311,720	$ 28,143,671
Gaming & Lodging – 2.1%
MGM Resorts International	840,005	$ 22,646,535
Paddy Power Betfair PLC	121,962	10,865,987
Vail Resorts, Inc.	153,622	42,888,190
		$ 76,400,712
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.9%
Dollar Tree, Inc. (a)	264,191	$ 22,923,853
Five Below, Inc. (a)	449,772	47,131,608
		$ 70,055,461
Insurance – 1.6%
Aon PLC	350,223	$ 57,825,320
Internet – 2.1%
IAC/InterActiveCorp (a)	133,336	$ 23,728,475
LogMeIn, Inc.	350,391	32,316,562
Match Group, Inc. (l)	211,630	8,522,340
Wix.com Ltd. (a)	130,973	12,335,037
		$ 76,902,414
Leisure & Toys – 3.0%
Electronic Arts, Inc. (a)	452,855	$ 38,071,520
Take-Two Interactive Software, Inc. (a)	642,525	70,465,717
		$ 108,537,237
Machinery & Tools – 2.1%
Roper Technologies, Inc.	238,867	$ 71,084,430
Xylem, Inc.	105,121	7,671,731
		$ 78,756,161
Medical & Health Technology & Services – 1.8%
Guardant Health, Inc. (a)	2,823	$ 100,866
Henry Schein, Inc. (a)	181,021	16,147,073
ICON PLC (a)	339,313	49,105,377
		$ 65,353,316
Medical Equipment – 10.1%
Abiomed, Inc. (a)	35,976	$ 11,968,496
Align Technology, Inc. (a)	130,544	30,010,760
Cooper Cos., Inc.	152,169	42,429,282
DexCom, Inc. (a)	138,724	17,977,243
Edwards Lifesciences Corp. (a)	175,267	28,395,007
Integra LifeSciences Holdings Corp. (a)	213,520	11,451,077
PerkinElmer, Inc.	1,174,726	102,271,645
QIAGEN N.V. (a)	875,920	31,042,605
Steris PLC	620,035	73,833,768
West Pharmaceutical Services, Inc.	194,012	21,255,955
		$ 370,635,838
Other Banks & Diversified Financials – 0.7%
First Republic Bank	268,808	$ 26,652,313
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (a)	669,370	$ 22,363,652
Pollution Control – 0.4%
Clean Harbors, Inc. (a)	222,205	$ 14,338,889
Printing & Publishing – 1.6%
IHS Markit Ltd. (a)	1,136,536	$ 60,656,926
Railroad & Shipping – 1.4%
Kansas City Southern Co.	486,016	$ 50,083,949
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.3%
Extra Space Storage, Inc., REIT	506,173	$ 48,582,485
Restaurants – 2.8%
Aramark	484,694	$ 18,447,453
Chipotle Mexican Grill, Inc., “A” (a)	64,756	30,643,187
Domino's Pizza, Inc.	85,159	23,616,294
Dunkin Brands Group, Inc.	412,285	30,509,090
		$ 103,216,024
Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	585,014	$ 14,642,900
Specialty Stores – 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	383,588	$ 8,960,616
Lululemon Athletica, Inc. (a)	222,353	29,472,890
O'Reilly Automotive, Inc. (a)	78,056	27,068,259
Ross Stores, Inc.	299,570	26,242,332
Tractor Supply Co.	400,652	38,114,025
		$ 129,858,122
Telecommunications - Wireless – 1.5%
SBA Communications Corp., REIT (a)	332,459	$ 56,787,322
Total Common Stocks		$3,601,884,953
Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 2.31% (v)	136,094,553	$ 136,094,553
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 2.14% (j)	160,550	$ 160,550

Other Assets, Less Liabilities – (1.5)%		(55,262,114)
Net Assets – 100.0%		$3,682,877,942
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $136,094,553 and $3,602,045,503, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,432,571,206	$—	$—	$3,432,571,206
Israel	52,679,170	—	—	52,679,170
Canada	33,108,518	—	—	33,108,518
Germany	31,042,605	—	—	31,042,605
Denmark	28,143,671	—	—	28,143,671
France	—	13,473,795	—	13,473,795
Ireland	—	10,865,988	—	10,865,988
Mutual Funds	136,255,103	—	—	136,255,103
Total	$3,713,800,273	$24,339,783	$—	$3,738,140,056
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2018, the value of securities loaned was $7,425,788. These loans were collateralized by cash of $160,550 and U.S. Treasury Obligations of $7,665,690.
5

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	77,771,037	470,457,082	(412,133,566)	136,094,553
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(952)	$5,358	$—	$511,931	$136,094,553

6

Quarterly Report
November 30, 2018
MFS®  U.S. Government
Money Market Fund

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 89.8%
Fannie Mae, 2.196%, due 12/03/2018	$ 5,775,000	$ 5,774,307
Fannie Mae, 2.196%, due 12/10/2018	10,955,000	10,949,084
Fannie Mae, 2.206%, due 12/12/2018	1,000,000	999,337
Fannie Mae, 2.248%, due 1/04/2019	4,500,000	4,490,607
Fannie Mae, 2.264%, due 1/04/2019	3,900,000	3,891,805
Fannie Mae, 2.278%, due 1/09/2019	11,300,000	11,272,579
Fannie Mae, 2.288%, due 1/14/2019	2,200,000	2,193,950
Fannie Mae, 2.314%, due 1/16/2019	8,600,000	8,575,055
Fannie Mae, 2.355%, due 1/30/2019	8,800,000	8,766,120
Federal Farm Credit Bank, 2.14%, due 12/04/2018	8,800,000	8,798,460
Federal Farm Credit Bank, 2.214%, due 12/05/2018	8,600,000	8,597,917
Federal Farm Credit Bank, 2.29%, due 1/03/2019	800,000	798,350
Federal Farm Credit Bank, 2.331%, due 1/18/2019	9,000,000	8,972,520
Federal Farm Credit Bank, 2.332%, due 1/22/2019	9,000,000	8,970,230
Federal Farm Credit Bank, 2.332%, due 1/23/2019	9,000,000	8,969,657
Federal Farm Credit Bank, 2.354%, due 1/31/2019	11,300,000	11,255,770
Federal Home Loan Bank, 2.23%, due 12/06/2018	11,600,000	11,596,464
Federal Home Loan Bank, 2.226%, due 12/13/2018	10,700,000	10,692,189
Federal Home Loan Bank, 2.309%, due 1/07/2019	2,800,000	2,793,467
Federal Home Loan Bank, 2.28%, due 1/08/2019	8,100,000	8,080,848
Federal Home Loan Bank, 2.308%, due 1/08/2019	10,200,000	10,175,560
Federal Home Loan Bank, 2.309%, due 1/08/2019	10,600,000	10,574,601
Federal Home Loan Bank, 2.281%, due 1/10/2019	3,000,000	2,992,417
Freddie Mac, 2.19%, due 12/19/2018	3,380,000	3,376,366
Freddie Mac, 2.239%, due 1/08/2019	9,100,000	9,078,868
Freddie Mac, 2.281%, due 1/18/2019	11,200,000	11,166,549
Freddie Mac, 2.301%, due 1/18/2019	8,500,000	8,474,387
Freddie Mac, 2.302%, due 1/22/2019	3,300,000	3,289,227
Freddie Mac, 2.311%, due 1/25/2019	8,500,000	8,470,522
Freddie Mac, 2.311%, due 1/28/2019	4,500,000	4,483,542
Freddie Mac, 2.311%, due 1/29/2019	8,600,000	8,568,006
U.S. Treasury Bill, 2.085%, due 12/06/2018	9,955,000	9,952,117
U.S. Treasury Bill, 2.166%, due 12/11/2018	11,100,000	11,093,325
U.S. Treasury Bill, 1.733%, due 1/03/2019	6,000,000	5,990,485
U.S. Treasury Bill, 2.316%, due 2/07/2019	5,000,000	4,978,221
Total U.S. Government Agencies and Equivalents		$259,102,909
Repurchase Agreements – 10.2%
Goldman Sachs Repurchase Agreement, 2.27%, dated 11/30/2018, due 12/03/2018, total to be received $14,402,724 (secured by U.S. Treasury and Federal Agency obligations valued at $14,688,000 in a jointly traded account)	$14,400,000	$ 14,400,000
JPMorgan Chase & Co. Repurchase Agreement, 2.25%, dated 11/30/2018, due 12/03/2018, total to be received $14,962,805 (secured by U.S. Treasury obligations valued at $15,262,067 in a jointly traded account)	14,960,000	14,960,000
Total Repurchase Agreements		$ 29,360,000

Other Assets, Less Liabilities – (0.0)%		(53,247)
Net Assets – 100.0%		$288,409,662
(y)	The rate quoted is the annualized one-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$288,462,909	$—	$288,462,909
For further information regarding security characteristics, see the Portfolio of Investments.
2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2019

*	Print name and title of each signing officer under his or her signature.